Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets and Other Liabilities [Abstract]
Components of Other Assets/Liabilities [text block table]
in € m.	Dec 31, 2021	Dec 31, 2020
Brokerage and securities related receivables
Cash/margin receivables	48,675	58,714
Receivables from prime brokerage	5	41
Pending securities transactions past settlement date	3,579	2,752
Receivables from unsettled regular way trades	19,236	13,057
Total brokerage and securities related receivables	71,495	74,564
Debt Securities held to collect	14,800	12,587
Accrued interest receivable	2,084	1,656
Assets held for sale	398	6,097
Other	15,007	15,456
Total other assets	103,784	110,360

in € m.	Dec 31, 2021	Dec 31, 2020
Brokerage and securities related payables
Cash/margin payables	52,875	66,259
Payables from prime brokerage	583	271
Pending securities transactions past settlement date	1,549	1,612
Payables from unsettled regular way trades	15,158	11,668
Total brokerage and securities related payables	70,165	79,810
Accrued interest payable	1,625	1,740
Liabilities held for sale	252	9,850
Lease liabilities	3,965	3,974
Other	21,788	18,834
Total other liabilities	97,795	114,208